April 2, 2007

Via Edgar

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:   National Instruments Corporation
         Commission File Number 0-25426
         Definitive Proxy Materials for Annual Meeting

Ladies and Gentlemen:

        On behalf of National Instruments Corporation (the “Company”), we enclose the following:

1.	A “Schedule 14A Information” facing sheet; and

2.	For filing pursuant to Rule 14a-6(b), one (1) definitive copy of the Notice of Annual Meeting, Proxy Statement and Form of Proxy for the Company’s Annual Meeting of Stockholders to be held on May 8, 2007 (“Annual Meeting”).

        The Company expects to mail copies of the proxy solicitation materials together with its Annual Report to Stockholders on or about April 2, 2007 to stockholders of record as of March 12, 2007.

Sincerely, NATIONAL INSTRUMENTS CORPORATION /s/ Jan Kubicek Jan Kubicek Corporate Counsel

11500 N Mopac Expwy   ¦   Austin, TX 78759-3504 USA
Sales and Service: (512) 794-0100  ¦  Other Calls: (512) 338-9119  ¦  Fax: (512) 683-8411   ¦  info@ni.com        www.ni.com